Share-Based Payment - Schedule of Share-Based Payment Transactions Recognised as an Expense (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Share-Based Payment Transactions Recognised as an Expense [Line Items]
Issue of RSUs to Directors and management		$ 65,994,203	$ 30,566,894	$ 608,156
RSUs to Directors and Management [Member]
Schedule of Share-Based Payment Transactions Recognised as an Expense [Line Items]
Issue of RSUs to Directors and management	[1]	61,332,980	27,044,194	608,156
RSUs to consultant [Member]
Schedule of Share-Based Payment Transactions Recognised as an Expense [Line Items]
Issue of RSUs to Directors and management	[2]	290,223
Suppliers – Chris Gale [Member]
Schedule of Share-Based Payment Transactions Recognised as an Expense [Line Items]
Issue of RSUs to Directors and management			80,700
Suppliers – Bellatrix Corporate Pty Ltd [Member]
Schedule of Share-Based Payment Transactions Recognised as an Expense [Line Items]
Issue of RSUs to Directors and management			807,000
Director – Tony Sage [Member]
Schedule of Share-Based Payment Transactions Recognised as an Expense [Line Items]
Issue of RSUs to Directors and management			1,200,000
Suppliers – Alberta Inc [Member]
Schedule of Share-Based Payment Transactions Recognised as an Expense [Line Items]
Issue of RSUs to Directors and management	[3]	4,371,000	955,000
Suppliers - Skylong Asset Limited [Member]
Schedule of Share-Based Payment Transactions Recognised as an Expense [Line Items]
Issue of RSUs to Directors and management			$ 480,000

[1]	RSUs to Directors and Management
[2]	RSUs to Consultant
[3]	Shares to Suppliers